Goodwill (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Annual Impairment Test of Five CGU's

The Group completed the annual impairment test at March 31, 2019 for its five Cash Generating Units (“CGU’s”) and in 2018 of its three CGU’s. The Group’s CGU’s are categorized as follows: (i) the operations in Canada excluding ADT, (ii) the operations of ADT, (iii) the operations in France, (iv) EPM US operations and (v) ERP US operations. The Group concluded no impairment occurred during 2019 and 2018.

As at	March 31, 2019
	Canada	ADT	France	EPM US	ERP US	Total
	$	$	$	$		$
Beginning balance	20,060	9,794	1,858	-	-	31,712
Business acquisition	-	-	-	35,066	12,095	47,161
Foreign currency translation adjustment	-	-	(22)	582	201	761
Net carrying amount	20,060	9,794	1,836	35,648	12,296	79,634

As at	March 31, 2018
	Canada	ADT	France	EPM US	ERP US	Total
	$	$	$	$		$
Beginning balance	20,060	-	1,463	-	-	21,523
Business acquisition	-	9,794	-	-	-	9,794
Foreign currency translation adjustment	-	-	395	-	-	395
Net carrying amount	20,060	9,794	1,858	-	-	31,712

Key Assumptions Used in Impairment Testing by CGU

Key assumptions used in impairment testing by CGU are as follows:

As at	March 31, 2019
	Canada	ADT	France	EPM US	ERP US
	%	%	%	%	%
After tax WACC	12.4	12.4	14.2	13.6	13.6
Long-term growth rate of net operating cash flows*	3.5	3.5	3.5	3.5	3.5

* The long-term growth rate is based on published industry research.

As at	March 31, 2018
	Canada	ADT	France	EPM US	ERP US
	%	%	%	%	%
After tax WACC	11.0	12.4	15.1	-	-
Long-term growth rate of net operating cash flows*	3.5	3.5	3.5	-	-

* The long-term growth rate is based on published industry research.